Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class B CNY (¥) shares	Treasury stock Amount CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Non- controlling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Jun. 30, 2023	¥ 78	¥ 34		¥ 1,171,092	¥ 22,182	¥ (969,688)	¥ 2,135		¥ 225,833
Balance (in Shares) at Jun. 30, 2023 | shares	115,759,408	49,859,049
Balance (in Shares) at Jun. 30, 2023 | shares
Issuance of ordinary shares for share incentive plan	¥ 3		¥ (3)
Issuance of ordinary shares for share incentive plan (in Shares) | shares	3,835,647
Issuance of ordinary shares for share incentive plan (in Shares) | shares			(3,835,647)
Cancellation of ordinary shares
Cancellation of ordinary shares (in Shares) | shares	(9)
Repurchase of American depositary shares (“ADSs”)			¥ (118,498)						(118,498)
Repurchase of American depositary shares (“ADSs”) (in Shares) | shares			(13,836,078)
Exercise of share options			¥ 9,244	(6,260)					2,984
Exercise of share options (in Shares) | shares
Exercise of share options (in Shares) | shares			1,852,806
Share-based compensation				27,757					27,757
Disposal of non-controlling interests				(115)			(2,135)		(2,250)
Net Income (loss)						385,527			385,527
Currency translation differences					(4,869)				(4,869)
Balance at Jun. 30, 2024	¥ 81	¥ 34	¥ (109,257)	1,192,474	17,313	(584,161)			516,484
Balance (in Shares) at Jun. 30, 2024 | shares	119,595,046	49,859,049
Balance (in Shares) at Jun. 30, 2024 | shares			(15,818,919)
Repurchase of American depositary shares (“ADSs”)			¥ (17,986)						(17,986)
Repurchase of American depositary shares (“ADSs”) (in Shares) | shares			(1,026,708)
Exercise of share options			¥ 78,189	(66,796)					11,393
Exercise of share options (in Shares) | shares
Exercise of share options (in Shares) | shares			11,365,500
Share-based compensation				19,293					19,293
Net Income (loss)						358,730	(2,162)		356,568
Currency translation differences					(806)				(806)
Acquisition of subsidiary with non-controlling interests							93,041		93,041
Capital contribution from non-controlling interests							713		713
Acquisition of noncontrolling interest							(8,625)		(8,625)
Declaration of cash dividends				(78,111)					(78,111)
Balance at Jun. 30, 2025	¥ 81	¥ 34	¥ (49,054)	1,066,860	16,507	(225,431)	82,967		891,964
Balance (in Shares) at Jun. 30, 2025 | shares	119,595,046	49,859,049
Balance (in Shares) at Jun. 30, 2025 | shares			(5,480,127)
Repurchase of American depositary shares (“ADSs”)			¥ (76,976)						(76,976)
Repurchase of American depositary shares (“ADSs”) (in Shares) | shares			(6,714,696)
Exercise of share options			¥ 5,010	(3,436)					1,574
Exercise of share options (in Shares) | shares
Exercise of share options (in Shares) | shares			482,961
Share-based compensation				36,940					36,940
Net Income (loss)						62,433	1,083	$ 9,362	63,516
Currency translation differences					(4,557)				(4,557)
Acquisition of noncontrolling interest				(224,405)			(83,836)		(308,241)
Share options retained by employees of Divested Business				17,461					17,461
Elimination of upstream transaction with equity method investee				7,252					7,252
Disposal of Divested Business							(214)		(214)
Balance at Jun. 30, 2026	¥ 81	¥ 34	¥ (121,020)	¥ 900,672	¥ 11,950	¥ (162,998)		$ 92,662	¥ 628,719
Balance (in Shares) at Jun. 30, 2026 | shares	119,595,046	49,859,049
Balance (in Shares) at Jun. 30, 2026 | shares			(11,711,862)